Trade and Other Receivables - Summary of Detailed Information about Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade And Other Current Receivables [Line Items]
Trade receivable	$ 1,019	$ 1,322
VAT receivable	10,614	4,921
Other receivables	59	156
Trade and other receivables	$ 11,692	8,899
Caballo Blanco Property
Disclosure Of Trade And Other Current Receivables [Line Items]
Receivable on Caballo Blanco Property sale		$ 2,500